1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com STEPHEN T. COHEN Stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

August 24, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Master Trust (the “Registrant”)

File No. 811-22078

Amendment No. 16

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 8 of the Investment Company Act of 1940, as amended, is Amendment No. 16 to the Registrant’s registration statement on Form N-1A (“Registration Statement”). This filing is being made for the purpose of (i) updating certain information; (ii) filing the required exhibits; and (iii) making other non-material changes to the Registration Statement. Beneficial interests in the series of the Registrant are not registered under the Securities Act of 1933, as amended (the “1933 Act”), since such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen